Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 16.1%
$ 1,500,000
AmeriCredit Automobile Receivables
Trust, Series 2017-4, Class C, 2.600%,
9/18/23 .......................
$ 1,526,203
1,290,000
AmeriCredit Automobile Receivables
Trust, Series 2018-3, Class C, 3.740%,
10/18/24 .......................
1,358,724
815,000
AmeriCredit Automobile Receivables
Trust, Series 2019-1, Class B, 3.130%,
2/18/25 .......................
843,548
1,276,827
ARI Fleet Lease Trust, Series 2019-A,
Class A2A, 2.410%, 11/15/27(a) .....
1,294,277
1,800,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-1A, Class A, 3.450%,
3/20/23(a) .....................
1,847,527
1,125,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(a) .....................
1,168,974
795,000
Capital Auto Receivables Asset Trust,
Series 2017-1, Class B, 2.430%,
5/20/22(a) .....................
798,883
890,000
Capital Auto Receivables Asset Trust,
Series 2017-1, Class C, 2.700%,
9/20/22(a) .....................
900,515
1,250,000
Capital One Prime Auto Receivables
Trust, Series 2019-2, Class A4, 1.960%,
2/18/25 .......................
1,290,145
300,000
CarMax Auto Owner Trust, Series 2017-3,
Class B, 2.440%, 2/15/23 ...........
303,800
1,110,000
CarMax Auto Owner Trust, Series 2020-3,
Class A4, 0.770%, 3/16/26 ..........
1,119,287
18,796
Chesapeake Funding II, LLC, Series 2017-
2A, Class A1, 1.990%, 5/15/29(a) .....
18,812
342,940
Chesapeake Funding II, LLC, Series 2018-
1A, Class A1, 3.040%, 4/15/30(a) .....
346,438
193,709
Chesapeake Funding II, LLC, Series 2018-
2A, Class A1, 3.230%, 8/15/30(a) .....
198,022
684,192
Chesapeake Funding II, LLC, Series 2018-
3A, Class A1, 3.390%, 1/15/31(a) .....
703,953
547,361
Chesapeake Funding II, LLC, Series 2019-
1A, Class A1, 2.940%, 4/15/31(a) .....
556,155
17,462
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.972%,
6/25/37 .......................
17,810
723,573
Citigroup Mortgage Loan Trust, Inc., Series
2005-HE1, Class M3, 1.123%, (LIBOR
USD 1-Month plus 0.98%), 5/25/35(b) .
722,156
26,403
Countrywide Asset-Backed Certificates,
Series 2004-12, Class MV4, 1.573%,
(LIBOR USD 1-Month plus 1.43%),
3/25/35(b) .....................
26,397
2,966,000
Enterprise Fleet Financing, LLC, Series
2019-1, Class A3, 3.070%, 10/20/24(a) .
3,090,864
518,000
Ford Credit Auto Owner Trust, Series
2017-B, Class B, 2.150%, 10/15/22 ...
519,725
2,100,000
Ford Credit Auto Owner Trust, Series
2017-1, Class A, 2.620%, 8/15/28(a) ...
2,153,151
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,146,000
Ford Credit Auto Owner Trust, Series
2017-2, Class A, 2.360%, 3/15/29(a) ...
$ 1,185,333
525,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A3,
1.760%, 8/15/23(a) ...............
535,596
985,294
Hertz Fleet Lease Funding L.P., Series
2019-1, Class A2, 2.700%, 1/10/33(a) ..
999,949
2,000,000
Santander Drive Auto Receivables Trust,
Series 2020-2, Class B, 0.960%,
11/15/24 .......................
2,012,329
2,000,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
2,004,959
697,339
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 2.060%,
5/15/46(a) .....................
702,505
153,840
Sofi Professional Loan Program, LLC,
Series 2016-B, Class A1, 1.348%,
(LIBOR USD 1-Month plus 1.20%),
6/25/33(a)(b) ...................
154,632
40,892
Sofi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.998%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
40,847
1,250,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(a) ........
1,285,162
Total Asset Backed Securities
(Cost $29,151,226) ............... 29,726,678
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
55,130
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
57,195
176,753
Banc of America Funding Trust, Series
2004-C, Class 4A3, 1.052%, (LIBOR
USD 1-Month plus 0.90%), 12/20/34(b)
176,902
285,132
Fannie Mae, Series 2012-152, Class PC,
1.750%, 8/25/42 .................
286,316
91,691
Fannie Mae, Series 2013-72, Class NA,
2.500%, 8/25/42 .................
95,205
996,923
Fannie Mae, Series 2013-35, Class CB,
2.000%, 2/25/43 .................
1,032,801
48,226
Freddie Mac, Series 4030, Class PD,
3.000%, 6/15/40 .................
48,427
55,714
Galton Funding Mortgage Trust, Series
2018-1, Class A43, 3.500%, 11/25/57(a)
(c) ...........................
56,133
410,031
Galton Funding Mortgage Trust, Series
2018-2, Class A41, 4.500%, 10/25/58(a)
(c) ...........................
417,481
332,781
Galton Funding Mortgage Trust, Series
2019-1, Class A41, 4.500%, 2/25/59(a)
(c) ...........................
337,298
Total Collateralized Mortgage Obligations
(Cost $2,449,720) ................ 2,507,758

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 7.9%
$ 1,743,610
COMM 2012-CCRE1 Mortgage Trust,
Series 2012-CR1, Class A3, 3.391%,
5/15/45 .......................
$ 1,778,589
1,623,000
COMM 2012-CCRE2 Mortgage Trust,
Series 2012-CR2, Class A4, 3.147%,
8/15/45 .......................
1,675,116
454,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
495,613
458,739
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A2, 2.928%,
2/10/47 .......................
457,418
750,000
DBUBS 2011-LC1 Mortgage Trust,
Series 2011-LC1A, Class B, 5.471%,
11/10/46(a)(c) ...................
750,640
81,879
DBUBS 2011-LC2 Mortgage Trust,
Series 2011-LC2A, Class A4, 4.537%,
7/10/44(a) .....................
82,293
79,631
GS Mortgage Securities Trust, Series 2010-
C1, Class A2, 4.592%, 8/10/43(a) .....
79,614
300,000
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
289,623
517,764
GS Mortgage Securities Trust, Series 2014-
GC24, Class AAB, 3.650%, 9/10/47 ...
545,114
817,958
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
A4, 4.717%, 2/15/46(a) ............
820,291
1,100,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
1,201,802
5,205
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C19, Class A2,
3.046%, 4/15/47 .................
5,205
1,500,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A2, 2.454%,
11/15/49 .......................
1,516,100
1,309,866
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class A4,
3.091%, 8/10/49 .................
1,354,373
916,789
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class A4, 4.375%,
3/15/44(a) .....................
918,059
250,000
WFRBS Commercial Mortgage Trust,
Series 2011-C4, Class A4, 4.902%,
6/15/44(a)(c) ...................
251,423
606,038
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class A4, 3.667%,
11/15/44 .......................
613,324
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 1,700,000
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
$ 1,753,799
Total Commercial Mortgage-Backed
Securities
(Cost $14,623,813) ............... 14,588,396
CORPORATE BONDS — 58.8%
Automobiles — 3.5%
1,000,000
American Honda Finance Corp., MTN,
0.875%, 7/7/23 .................. 1,012,173
1,250,000
BMW U.S. Capital, LLC, 3.150%,
4/18/24(a) ..................... 1,347,840
900,000
Ford Motor Credit Co., LLC, 3.350%,
11/1/22 ....................... 915,750
1,100,000
General Motors Financial Co., Inc.,
1.700%, 8/18/23 ................. 1,128,329
1,200,000
Toyota Industries Corp., 3.110%,
3/12/22(a) ..................... 1,234,972
840,000
Toyota Motor Credit Corp., MTN, 2.900%,
3/30/23 ....................... 888,633
6,527,697
Banks — 18.0%
2,750,000
Bank of America Corp., MTN, 0.981%,
(SOFR plus 0.91%), 9/25/25(d) ...... 2,779,917
1,325,000
Bank of Montreal, 0.450%, 12/8/23 ..... 1,328,890
825,000
Barclays PLC, 4.610%, (LIBOR USD
3-Month plus 1.40%), 2/15/23(d) ..... 861,246
1,250,000
BNP Paribas SA, 3.800%, 1/10/24(a) .... 1,361,647
950,000
BPCE SA, 4.000%, 4/15/24 .......... 1,051,860
800,000
Citigroup, Inc., 1.655%, (LIBOR USD
3-Month plus 1.43%), 9/1/23(b) ...... 813,687
1,000,000
Citigroup, Inc., 3.352%, (LIBOR USD
3-Month plus 0.90%), 4/24/25(d) ..... 1,087,176
1,075,000
Citizens Bank N.A., BKNT, 1.043%,
(LIBOR USD 3-Month plus 0.81%),
5/26/22(b) ..................... 1,083,632
800,000
Cooperatieve Rabobank UA, 2.750%,
1/10/23 ....................... 839,101
625,000
DBS Group Holdings, Ltd., 2.850%,
4/16/22 ....................... 643,574
450,000
Fifth Third Bank N.A., BKNT, 1.800%,
1/30/23 ....................... 462,795
1,800,000
Goldman Sachs Group, Inc. (The), 4.000%,
3/3/24 ........................ 1,988,949
1,000,000
Huntington National Bank (The), BKNT,
3.550%, 10/6/23 ................. 1,082,694
491,000
JP Morgan Chase & Co., Series I, 3.684%,
(LIBOR USD 3-Month plus 3.47%),
10/30/69(d)(e) .................. 489,996
900,000
JPMorgan Chase & Co., 3.559%, (LIBOR
USD 3-Month plus 0.73%), 4/23/24(d) . 964,634

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,200,000
KeyBank N.A., BKNT, 1.250%, 3/10/23 . $ 1,223,506
1,000,000
Lloyds Banking Group PLC, 2.907%,
(LIBOR USD 3-Month plus 0.81%),
11/7/23(d) ..................... 1,044,740
1,450,000
Mitsubishi UFJ Financial Group, Inc.,
0.848%, (1-Year Treasury Constant
Maturity plus 0.68%), 9/15/24(d) ..... 1,458,646
1,150,000
Morgan Stanley, Series F, 3.875%, 4/29/24 1,273,990
625,000
National Securities Clearing Corp.,
1.200%, 4/23/23(a) ............... 637,472
500,000
National Securities Clearing Corp.,
1.500%, 4/23/25(a) ............... 517,578
1,000,000
Nationwide Building Society, 2.000%,
1/27/23(a) ..................... 1,031,869
1,000,000
NatWest Markets PLC, 2.375%, 5/21/23(a) 1,040,272
400,000
Nordea Bank Abp, 1.000%, 6/9/23(a) .... 406,305
842,000
PNC Financial Services Group, Inc.
(The), Series O, 6.750%, (LIBOR USD
3-Month plus 3.68%), 2/1/69(d)(e) .... 862,839
1,000,000
Skandinaviska Enskilda Banken AB,
0.550%, 9/1/23(a) ................ 1,001,540
825,000
Standard Chartered PLC, 4.247%, (LIBOR
USD 3-Month plus 1.15%), 1/20/23(a)
(d) ........................... 855,523
1,000,000
Sumitomo Mitsui Financial Group, Inc.,
2.696%, 7/16/24 ................. 1,067,648
500,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.800%, 9/12/23(a) ............... 504,526
1,250,000
Svenska Handelsbanken AB, 0.625%,
6/30/23(a) ..................... 1,258,508
1,500,000
Toronto-Dominion Bank (The), MTN,
1.900%, 12/1/22 ................. 1,546,653
750,000
Zions Bancorp NA, 3.500%, 8/27/21 .... 764,239
33,335,652
Beverages — 0.7%
1,200,000
Constellation Brands, Inc., 2.650%,
11/7/22 ....................... 1,247,041
Capital Goods — 0.5%
550,000
Caterpillar Financial Services Corp.,
0.650%, 7/7/23 .................. 554,608
285,000
Caterpillar Financial Services Corp., MTN,
0.450%, 9/14/23 ................. 286,098
840,706
Chemicals — 1.2%
1,199,000
Albemarle Corp., 1.271%, (LIBOR USD
3-Month plus 1.05%), 11/15/22(b) .... 1,196,160
1,000,000
FMC Corp., 3.950%, 2/1/22 .......... 1,028,809
2,224,969
Diversified Financial Services — 5.5%
600,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.150%, 2/15/24 . 628,958
650,000
AIG Global Funding, 0.800%, 7/7/23(a) .. 656,406
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 1,335,000
Ally Financial, Inc., 1.450%, 10/2/23 .... $ 1,362,793
875,000
Avolon Holdings Funding, Ltd., 3.625%,
5/1/22(a) ...................... 893,942
590,000
Carlyle Holdings Finance, LLC, 3.875%,
2/1/23(a) ...................... 627,650
1,200,000
ERAC USA Finance, LLC, 3.300%,
10/15/22(a) ..................... 1,260,269
640,000
Intercontinental Exchange, Inc., 0.700%,
6/15/23 ....................... 644,351
1,200,000
Jefferies Group, LLC, 5.125%, 1/20/23 .. 1,310,922
466,000
Nationwide Financial Services, Inc.,
5.375%, 3/25/21(a) ............... 471,063
1,000,000
PayPal Holdings, Inc., 2.200%, 9/26/22 .. 1,033,243
1,275,000
Penske Truck Leasing Co. Lp/PTL Finance
Corp., 2.700%, 3/14/23(a) .......... 1,333,069
10,222,666
Diversified Telecommunication Services — 1.5%
2,000,000
AT&T, Inc., 4.450%, 4/1/24 .......... 2,233,561
564,000
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 610,863
2,844,424
Electric Utilities — 4.8%
1,000,000
American Electric Power Co., Inc., Series I,
3.650%, 12/1/21 ................. 1,030,882
1,000,000
Baltimore Gas & Electric Co., 2.800%,
8/15/22 ....................... 1,033,205
1,000,000
CenterPoint Energy, Inc., 3.850%, 2/1/24 . 1,093,759
1,250,000
Dominion Energy, Inc., 2.450%, 1/15/23(a) 1,300,538
760,000
Entergy Louisiana, LLC, 0.620%, 11/17/23 762,525
960,000
Korea East-West Power Co., Ltd., 2.625%,
6/19/22(a) ..................... 989,530
1,250,000
NRG Energy, Inc., 3.750%, 6/15/24(a) ... 1,367,596
1,250,000
Sempra Energy, 4.050%, 12/1/23 ....... 1,369,341
8,947,376
Energy Equipment & Services — 2.7%
900,000
Energy Transfer Operating L.P., 4.250%,
3/15/23 ....................... 956,391
1,100,000
Midwest Connector Capital Co., LLC,
3.625%, 4/1/22(a) ................ 1,119,270
500,000
Sabine Pass Liquefaction, LLC, 6.250%,
3/15/22 ....................... 526,222
1,050,000
Saudi Arabian Oil Co., 2.750%, 4/16/22(a) 1,078,730
1,155,000
Williams Cos., Inc. (The), 4.500%,
11/15/23 ....................... 1,273,406
4,954,019
Equity Real Estate Investment Trusts (REITS)
— 4.9%
780,000
Alexandria Real Estate Equities, Inc.,
4.000%, 1/15/24 ................. 858,429
790,000
American Tower Corp., 5.000%, 2/15/24 . 894,112

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 700,000
Crown Castle International Corp., 3.150%,
7/15/23 ....................... $ 744,657
1,205,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 1,276,832
1,000,000
Kimco Realty Corp., 2.700%, 3/1/24 .... 1,055,541
1,075,000
Ontario Teachers' Cadillac Fairview
Properties Trust, 3.125%, 3/20/22(a) ... 1,106,999
1,000,000
Retail Opportunity Investments Partnership
L.P., 5.000%, 12/15/23 ............ 1,072,478
900,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 940,500
1,000,000
WEA Finance, LLC, 3.150%, 4/5/22(a) .. 1,017,035
8,966,583
Food & Staples Retailing — 1.1%
330,000
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons L.P./Albertsons, LLC,
3.500%, 2/15/23(a) ............... 338,250
1,607,000
Seven & i Holdings Co., Ltd., 3.350%,
9/17/21(a) ..................... 1,638,354
1,976,604
Food Products — 0.8%
1,250,000
Conagra Brands, Inc., 4.300%, 5/1/24 ... 1,398,928
Health Care Providers & Services — 1.5%
732,000
Cigna Corp., 3.750%, 7/15/23 ......... 791,343
157,000
CVS Health Corp., 3.700%, 3/9/23 ..... 167,961
650,000
DH Europe Finance II Sarl, 2.050%,
11/15/22 ....................... 670,482
1,085,000
Shire Acquisitions Investments Ireland
DAC, 2.875%, 9/23/23 ............ 1,150,566
2,780,352
Insurance — 3.5%
142,000
Assurant, Inc., 1.501%, (LIBOR USD
3-Month plus 1.25%), 3/26/21(b) ..... 142,002
750,000
Athene Global Funding, 3.000%, 7/1/22(a) 775,566
1,410,000
Fidelity National Financial, Inc., 5.500%,
9/1/22 ........................ 1,519,032
350,000
Guardian Life Global Funding, 2.900%,
5/6/24(a) ...................... 376,595
625,000
Jackson National Life Global Funding,
3.875%, 6/11/25(a) ............... 704,621
200,000
New York Life Global Funding, 1.100%,
5/5/23(a) ...................... 203,487
400,000
New York Life Global Funding, 2.900%,
1/17/24(a) ..................... 429,117
600,000
Pacific Life Global Funding II, 0.500%,
9/23/23(a) ..................... 601,594
425,000
Protective Life Global Funding, 0.631%,
10/13/23(a) ..................... 427,492
1,275,000
Reliance Standard Life Global Funding II,
2.625%, 7/22/22(a) ............... 1,310,530
6,490,036
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — 2.8%
$ 1,104,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.464%, 7/23/22 ........... $ 1,163,885
1,175,000
Comcast Corp., 3.600%, 3/1/24 ........ 1,292,728
1,250,000
Discovery Communications, LLC, 3.800%,
3/13/24 ....................... 1,363,870
1,250,000
ViacomCBS, Inc., 4.250%, 9/1/23 ...... 1,360,849
5,181,332
Multiline Retail — 0.4%
750,000
Dollar Tree, Inc., 3.700%, 5/15/23 ...... 802,841
Oil, Gas & Consumable Fuels — 1.9%
800,000
Aker BP ASA, 4.750%, 6/15/24(a) ...... 827,670
972,000
Diamondback Energy, Inc., 5.375%,
5/31/25 ....................... 1,011,868
831,000
HollyFrontier Corp., 2.625%, 10/1/23 ... 849,287
825,000
Ovintiv Exploration, Inc., 5.750%, 1/30/22 856,888
3,545,713
Pharmaceuticals — 0.7%
1,100,000
AbbVie, Inc., 3.750%, 11/14/23 ........ 1,199,436
Road & Rail — 0.5%
825,000
Ryder System, Inc., MTN, 3.650%, 3/18/24 901,500
Semiconductors & Semiconductor Equipment
— 1.6%
825,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd., 3.625%, 1/15/24 ....... 891,711
1,325,000
Microchip Technology, Inc., 0.972%,
2/15/24(a) ..................... 1,328,244
800,000
TSMC Global, Ltd., 0.750%, 9/28/25(a) .. 796,832
3,016,787
Tobacco — 0.7%
1,200,000
BAT Capital Corp., 3.222%, 8/15/24 .... 1,299,147
Total Corporate Bonds
(Cost $106,536,334) .............. 108,703,809
MUNICIPAL BONDS — 13.5%
California — 1.9%
650,000
Beverly Hills Public Financing Authority,
CA, Advance Refunding, Taxable
Revenue Bonds, Series B, 0.730%,
6/1/24 ........................ 652,288
715,000
Port of Oakland, CA, Port, Airport &
Marina Revenue, Advance Refunding
Revenue Bonds, Series R, 1.081%,
5/1/24 ........................ 720,655
2,000,000
State of California, Taxable Revenue,
Group B, Current Refunding G.O.,
2.500%, 10/1/22 ................. 2,075,020
3,447,963

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Florida — 1.1%
$ 2,000,000
Florida Water Pollution Control Financing
Corp. Taxable Revenue, Series A,
Advance Refunding Revenue Bonds,
2.000%, 1/15/23 ................. $ 2,068,300
Hawaii — 0.1%
240,000
State of Hawaii, HI, Public Improvements,
Cash Flow Management G.O., 0.802%,
10/1/24 ....................... 243,197
Illinois — 1.4%
1,315,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 1.168%, 1/1/24 ........... 1,319,642
1,200,000
Chicago Transit Authority Sales Tax
Receipts Fund, IL, Advance Refunding,
Taxable Revenue Bonds, Series B,
1.708%, 12/1/22 ................. 1,219,032
2,538,674
Massachusetts — 1.1%
1,000,000
Massachusetts School Building Authority,
MA, Advance Refunding, Taxable
Revenue Bonds, Series -S, 0.618%,
8/15/23 ....................... 1,003,360
1,000,000
Massachusetts Water Resources Authority,
Taxable Revenue, Green Bond-Series
F, Advance Refunding Revenue Bonds,
1.772%, 8/1/23 .................. 1,037,780
2,041,140
New Jersey — 0.2%
325,000
New Jersey Economic Development
Authority, School Facilities Construction
Refunding Revenue, Taxable, Series C,
4.521%, 6/15/21 ................. 329,378
New York — 0.5%
1,000,000
New York State Urban Development Corp.
Taxable Revenue, Series B, Economic
Improvements Revenue Bonds, 1.910%,
3/15/23 ....................... 1,024,020
North Carolina — 0.3%
500,000
North Carolina Eastern Municipal Power
Agency, Refunding Revenue (AGM),
3.558%, 7/1/22 .................. 521,340
Oklahoma — 0.6%
1,075,000
Oklahoma Turnpike Authority, OK,
Highway & Fuel Sales Tax Revenue,
Advance Refunding Revenue Bonds,
Series B, 0.627%, 1/1/23 ........... 1,078,365
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Pennsylvania — 1.4%
$ 1,000,000
Allegheny County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79, 0.694%, 11/1/23 ............. $ 1,000,710
985,000
Bucks County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., 0.979%,
6/1/24 ........................ 990,072
515,000
Pennsylvania State University (The), PA,
Refunding Notes, Taxable Revenue
Bonds, Series D, 1.353%, 9/1/23 ..... 525,470
2,516,252
South Carolina — 0.8%
1,500,000
City of Columbia, SC, Waterworks
& Sewer System Revenue, Taxable
Revenue-Series B, Advance Refunding
Revenue Bonds, 1.932%, 2/1/23 ...... 1,538,880
Texas — 2.7%
970,000
City of Houston, TX, Airport System
Revenue, Refunding, Taxable Revenue
Bonds, Series C, 1.054%, 7/1/23 ..... 973,356
1,250,000
City of Houston, TX, Combined Utility
System Revenue, Taxable Revenue,
Series B, Advance Refunding G.O.,
1.820%, 3/1/23 .................. 1,288,538
1,250,000
City of Houston, TX, Combined Utility
System Revenue, Taxable Revenue,
First Lien-Series C, Advance Refunding
Revenue Bonds, 1.746%, 11/15/23 .... 1,294,525
1,475,000
Texas State University System, Taxable
Revenue, Series B, Advance Refunding
Revenue Bonds, 2.043%, 3/15/23 ..... 1,524,486
5,080,905
Virginia — 1.4%
1,000,000
Hampton Roads Sanitation District,
Taxable Revenue, Sub-Series A, Advance
Refunding Revenue Bonds, 1.762%,
2/1/23 ........................ 1,019,510
1,500,000
Montgomery County Economic
Development Authority, Taxable
Revenue, Virginia Tech Foundation
Economic Improvements Revenue
Bonds, 1.941%, 6/1/22 ............ 1,534,470
2,553,980
Total Municipal Bonds
(Cost $24,498,656) ............... 24,982,394
U.S. TREASURY NOTES — 0.8%
1,500,000
0.125%, 9/30/22 ................. 1,500,059
Total U.S. Treasury Notes
(Cost $1,499,943) ................ 1,500,059

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 0.2%
401,368
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(f) ........
$ 401,368
Total Money Market Fund
(Cost $401,368) ................. 401,368
Total Investments — 98.6%
(Cost $179,161,060) ........................... 182,410,462
Net Other Assets (Liabilities) — 1.4% ............... 2,532,905
NET ASSETS — 100.0% .......................
$ 184,943,367
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
BKNT Bank Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 401,368(a) $ 182,009,094(b) $ — $ 182,410,462
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2020 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.